Document and Entity Information	Dec. 18, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 18, 2017
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Dec. 18, 2017
Document Effective Date	Dec. 18, 2017
Prospectus Date	Feb. 28, 2017
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund A Shares
Prospectus:
Trading Symbol	SDVAX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund C Shares
Prospectus:
Trading Symbol	SDVCX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund W Shares
Prospectus:
Trading Symbol	SDVWX